Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Preferred Stock	Common stock	Additional Paid in Capital	Accumulated Deficit	Total
Fat Shark Holdings - Beginning Balance, shares at Dec. 31, 2017			700,000	300,000
Fat Shark Holdings - Beginning Balance, amount at Dec. 31, 2017			$ 35,000	$ 15,000	$ 16,200	$ (203,325)	$ (137,125)
Fat Shark Holdings - Issuance of common stock, shares
Fat Shark Holdings - Issuance of common stock, amount
Fat Shark Holdings - Net income						(452,880)	(452,880)
Fat Shark Holdings - Ending Balance, shares at Dec. 31, 2018			700,000	300,000
Fat Shark Holdings - Ending Balance, amount at Dec. 31, 2018			$ 35,000	$ 15,000	16,200	(656,205)	(590,005)
Beginning balance, shares at Apr. 30, 2018				177,611
Beginning balance, amount at Apr. 30, 2018				$ 178	734,372	(220,490)	514,060
Issuance of common stock, shares				1,681
Issuance of common stock, amount				$ 2	49,999		50,000
Net Loss						(751,332)	(751,332)
Ending balance, shares at Apr. 01, 2019				179,292
Ending balance, amount at Apr. 01, 2019				$ 179	784,371	(971,822)	(187,272)
Beginning balance, shares at Apr. 30, 2018				177,611
Beginning balance, amount at Apr. 30, 2018				$ 178	734,372	(220,490)	514,060
Exercise of warrants, amount
Stock based compensation
Net Loss							(751,332)
Ending balance, shares at Apr. 30, 2019				179,292
Ending balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Fat Shark Holdings - Repurchase of common stock, shares				(300,000)
Fat Shark Holdings - Repurchase of common stock, amount				$ (150,000)	(150,000)		(30,000)
Fat Shark Holdings - Net income						239,676	239,676
Fat Shark Holdings - Ending Balance, shares at Sep. 30, 2019			700,000
Fat Shark Holdings - Ending Balance, amount at Sep. 30, 2019			$ 35,000		1,200	(416,529)	(380,329)
Fat Shark Holdings - Beginning Balance, shares at Dec. 31, 2018			700,000	300,000
Fat Shark Holdings - Beginning Balance, amount at Dec. 31, 2018			$ 35,000	$ 15,000	16,200	(656,205)	(590,005)
Fat Shark Holdings - Repurchase of common stock, shares				(300,000)
Fat Shark Holdings - Repurchase of common stock, amount				$ (15,000)	(15,000)		(30,000)
Fat Shark Holdings - Net income						250,242	250,242
Fat Shark Holdings - Ending Balance, shares at Dec. 31, 2019			700,000
Fat Shark Holdings - Ending Balance, amount at Dec. 31, 2019			$ 35,000		1,200	(405,963)	(369,763)
Issuance of common stock, shares				15,355
Issuance of common stock, amount				$ 15	684,685		684,699
Share Exchange Agreement, shares	2,169,068	4,212,645		196,667
Share Exchange Agreement, amount	$ 21,691	$ 42,126		$ 197	53,740		117,754
Conversion of Preferred Stock, shares	(1,960,364)	(240,000)		16,536,164
Conversion of Preferred Stock, amount	$ (19,604)	$ (2,400)		$ 16,536	5,467
Shares Issued for Services, shares				1,570
Shares Issued for Services, amount				$ 2	69,998		70,000
Net Loss						(321,502)	(321,502)
Ending balance, shares at Jul. 31, 2019	208,704	3,972,645		16,929,048
Ending balance, amount at Jul. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,598,261	(1,293,324)	363,679
Beginning balance, shares at Apr. 30, 2019				179,292
Beginning balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Stock based compensation							12,067
Net Loss							(537,623)
Ending balance, shares at Oct. 31, 2019	208,704	3,972,645		16,929,048
Ending balance, amount at Oct. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,610,328	(1,509,445)	159,625
Beginning balance, shares at Apr. 30, 2019				179,292
Beginning balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Issuance of common stock, shares				15,355
Issuance of common stock, amount				$ 15	684,186		684,200
Share Exchange Agreement, shares	2,169,068	4,212,645		196,667
Share Exchange Agreement, amount	$ 21,691	$ 42,126		$ 197	53,740		117,754
Conversion of Preferred Stock, shares	(1,960,364)	(531,022)		16,778,683
Conversion of Preferred Stock, amount	$ (19,604)	$ (5,310)		$ 16,779	8,135
Exercise of warrants, shares				469,874
Exercise of warrants, amount				$ 470	151,769		152,239
Merger with Rotor Riot, shares				2,219,650
Merger with Rotor Riot, amount				$ 2,220	1,817,893		1,820,113
Stock based compensation					269,895		269,895
Shares Issued for Services, shares				151,570
Shares Issued for Services, amount				$ 152	273,848		70,000
Net Loss						(1,601,931)	(1,601,931)
Ending balance, shares at Apr. 01, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 01, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Beginning balance, shares at Apr. 30, 2019				179,292
Beginning balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Exercise of warrants, amount							152,239
Stock based compensation							$ 269,895
Shares Issued for Services, shares							151,570
Shares Issued for Services, amount							$ 274,000
Net Loss							(1,601,931)
Ending balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Beginning balance, shares at Jul. 31, 2019	208,704	3,972,645		16,929,048
Beginning balance, amount at Jul. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,598,261	(1,293,324)	363,679
Stock based compensation					12,067		12,067
Net Loss						(216,121)	(216,121)
Ending balance, shares at Oct. 31, 2019	208,704	3,972,645		16,929,048
Ending balance, amount at Oct. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,610,328	(1,509,445)	159,625
Fat Shark Holdings - Net income						307,627	307,627
Fat Shark Holdings - Ending Balance, shares at Sep. 30, 2020			700,000
Fat Shark Holdings - Ending Balance, amount at Sep. 30, 2020			$ 35,000		1,200	(98,336)	(62,136)
Beginning balance, shares at Apr. 01, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Apr. 01, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	$ 1,528,998
Shares Issued for Services, shares							150,000
Shares Issued for Services, amount							$ 204,000
Ending balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Stock based compensation					107,061		107,061
Net Loss						(383,244)	(383,244)
Ending balance, shares at Jul. 31, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Jul. 31, 2020	$ 2,087	$ 36,816		$ 20,011	4,150,898	(2,956,997)	1,252,815
Beginning balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Stock based compensation							214,122
Net Loss							(1,105,525)
Ending balance, shares at Oct. 31, 2020	208,704	3,681,623		20,721,535
Ending balance, amount at Oct. 31, 2020	$ 2,087	$ 36,816		$ 20,722	4,752,273	(3,679,278)	1,132,620
Beginning balance, shares at Jul. 31, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Jul. 31, 2020	$ 2,087	$ 36,816		$ 20,011	4,150,898	(2,956,997)	1,252,815
Conversion of Debt, shares				710,444
Conversion of Debt, amount				$ 711	494,314		495,025
Stock based compensation					107,061		107,061
Net Loss						(722,281)	(722,281)
Ending balance, shares at Oct. 31, 2020	208,704	3,681,623		20,721,535
Ending balance, amount at Oct. 31, 2020	$ 2,087	$ 36,816		$ 20,722	$ 4,752,273	$ (3,679,278)	$ 1,132,620